SHARE-BASED COMPENSATION - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	13,336,400
Shares issued during the period (in shares)	24,703	14,080
Number of common stock issued per vesting RSU (in shares)	1
Weighted average grant date fair value	$ 3,600,000	$ 1,600,000
Weighted average remaining contractual term of outstanding options	8 years 4 months 24 days
Weighted average remaining contractual term of exercisable options	7 years 3 months 7 days
Aggregate intrinsic value of options outstanding	$ 16,000
Aggregate intrinsic value of exercisable options	$ 0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	450,916
Fair value of options and RSUs granted	$ 3,600,000	$ 2,600,000
Share-based payment cost not yet recognized, weighted average period of recognition (in years)	2 years 1 month 13 days
Share-based payment cost, RSUs outstanding, weighted average period or recognition (in years)	1 year 2 months 8 days
Unrecognized share-based compensation cost	$ 1,100,000
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share based compensation expense, options	$ 3,600,000
Share-based payment cost not yet recognized, weighted average period of recognition (in years)	2 years 9 months 29 days
2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Further increase shares available for grant (in shares)	1,520,000
Shares reserved for future issuance (in shares)	188,100
2024 Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	111,251
Forfeited equity awards (in shares)	111,250
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	62,419
Percentage of fair market value used as purchase price	85.00%
Percent of annual earnings that may be used to purchase shares	15.00%